Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended											1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 07, 2013 Subsequent Event	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Building and Building Improvements Maximum	Dec. 31, 2012 Property, Furniture, and Equipment Maximum	Dec. 31, 2012 Real Estate Investment	Dec. 31, 2011 Real Estate Investment	Dec. 31, 2011 Building	Dec. 31, 2010 Texas	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 07, 2013 Aviv Healthcare Properties Limited Partnership and Subsidiaries Subsequent Event	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Minimum	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Maximum	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Building and Building Improvements Maximum	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Property, Furniture, and Equipment Maximum	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Building	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries Texas
Impairment evaluation	$ 11,116,862										$ 6,100,000	$ 96,000	$ 11,116,862								$ 6,100,000	$ 96,000
Assets of disposal group, including discontinued operation											900,000										900,000
Property, plant, and equipment, useful life							40 years	10 years											40 years	10 years
Principal and interest payments term					5 years	10 years											5 years	10 years
Write-off (expense) of deferred rent receivable	1,500,000	7,100,000	3,400,000										1,500,000	7,100,000	3,400,000
Principal amortization (accretion)	100,000	100,000	100,000										100,000	100,000	100,000
Secured loan receivable reserves	300,000	2,200,000											300,000	2,200,000
Outstanding mortgage and other notes payable obligations	705,200,000	600,500,000											705,200,000	600,500,000
Fair values of debt	720,800,000	597,700,000											720,800,000	720,800,000
Outstanding loan receivables	32,600,000	33,000,000											32,600,000	33,000,000
Number of interest rate swaps	2												2
Real estate investments									$ 812,833,004	$ 611,116,546
Common stock, shares authorized	120,700,000			300,000,000									120,700,000			300,000,000
Stock split, conversion ratio				60.37												60.37